Share-based payments - Payment expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based payments
Share-based expense	€ 19,110	€ 11,820	€ 3,381
Research and Development
Share-based payments
Share-based expense	10,351	5,892	1,524
General and Administrative
Share-based payments
Share-based expense	€ 8,759	€ 5,928	€ 1,857